Shareholders' Equity	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity	SHAREHOLDERS' EQUITY
Common Stock—As of December 31, 2020, the Company has reserved the following authorized, but unissued, shares of common stock:

Employee Stock Purchase Plan ("ESPP")	1,400,000
Stock awards outstanding under 2020 Plan	1,914,953
Stock awards available for grant under 2020 Plan	7,685,047
Options outstanding under 2003 Plan	2,843,851
Options available for grant under 2003 Plan	—
Total	13,843,851
Share-Based Compensation Plans
The Company has awards outstanding from two share-based compensation plans: the 2003 Stock Incentive Plan (the "2003 Stock Plan") and the 2020 Omnibus Incentive Plan (the "2020 Stock Plan") (collectively, the “Stock Plans”). However, no further awards will be made under the 2003 Stock Plan. The Company's Board of Directors adopted, and shareholders approved, the 2020 Stock Plan in connection with the IPO, which provides for the grant of incentive stock options (“ISO's”), nonstatutory stock options (“NSO's”), stock appreciation rights, restricted stock awards, restricted stock unit awards ("RSU's"), performance-based cash awards ("PSU's"), and other forms of equity compensation (collectively, “stock awards”). All awards may be granted to employees, non-employee directors, and consultants of the Company and its subsidiaries and affiliates except for ISO's, which can only be granted to current employees of the Company.
The Company accounts for its share-based compensation awards in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”) which requires all share-based compensation to be recognized in the income statement based on fair value and applies to all awards granted, modified, canceled, or repurchased after the effective date.
Total share-based compensation included in general and administrative expense in our condensed consolidated statements of comprehensive income was as follows for the periods presented:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Share-based compensation related to:
Equity classified stock options	$455	$9,241	$818	$9,263
Equity classified RSU's	545	—	960	—
Equity classified PSU's	194	—	322	—
Total share-based compensation	$1,194	$9,241	$2,100	$9,263
Stock Options—The fair value of each option (for purposes of calculation of share-based compensation) was estimated on the date of grant using the Black-Scholes-Merton option pricing formula that uses assumptions determined at the date of grant. Use of this option pricing model requires the input of subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them ("expected term"), the estimated volatility of the Company's common stock price over the expected term ("volatility"), the number of options that will ultimately not complete their vesting requirements ("forfeitures"), the risk-free interest rate that reflects the interest rate at grant date on zero-coupon United States governmental bonds that have a remaining life similar to the expected term ("risk-free interest rate"), and the dividend yield assumption which is based on the Company's dividend payment history and management's expectations of future dividend payments ("dividend yield"). Changes in the subjective assumptions can materially affect the estimate of the fair value of share-based compensation and, consequently, the related amount recognized in the condensed consolidated statements of comprehensive income.
The Company used the following weighted-average assumptions for the stock options granted during the six months ended December 31, 2020. There were no stock options granted during the six months ended December 31, 2019.

2020
Volatility	25.0%
Risk-free interest rate	0.4%
Dividend yield	—%
Assumed forfeitures	—%
Expected lives (in years)	6.24
Weighted-average fair value (per share)	$4.86
The following table summarizes stock option activity under the Stock Plans for the six months ended December 31, 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding—June 30, 2020	4,067,417	$2.69
Options granted	1,022,109	19.17
Options exercised	(862,566)	0.88
Options forfeited/expired/cancelled	(1,720)	17.89
Outstanding—December 31, 2020	4,225,240	$7.03	5.90	$58,332
Vested and exercisable—December 31, 2020	2,619,955	$0.93	3.82	$51,916
As of December 31, 2020, there was $5.9 million in unrecognized compensation cost related to unvested stock options granted, which is expected to be recognized over a weighted-average period of 3.33 years.
The Company received cash of $0.1 million and $3.2 million in connection with stock options exercised, net of cashless exercises, during the three months ended December 31, 2020 and 2019, respectively, and $0.4 million and $4.8 million in connection with stock options exercised, net of cashless exercises, during the six months ended December 31, 2020 and 2019, respectively.
Restricted Stock—The following table summarizes restricted stock unit activity under the 2020 Stock Plan for the six months ended December 31, 2020. There were no RSU's granted during the six months ended December 31, 2019.

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2020	150,000	$20.00
Granted	252,063	$18.50
Vested	—	$—
Cancelled	(873)	$17.89
Unvested as of December 31, 2020	401,190	$19.06
As of December 31, 2020, there was $6.6 million of unrecognized compensation cost related to unvested restricted stock units granted, which is expected to be recognized over a weighted-average period of 2.91 years.
Performance Stock—The following table summarizes performance stock unit activity under the 2020 Stock Plan for the six months ended December 31, 2020. There were no PSU's granted during the six months ended December 31, 2019.

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2020	—	—
Granted	132,374	17.92
Vested	—	—
Cancelled	—	—
Unvested as of December 31, 2020	132,374	17.92
As of December 31, 2020, there was $2.1 million of unrecognized compensation cost related to unvested performance stock units granted, which is expected to be recognized over a weighted-average period of 2.66 years.
ESPP— The first six month offering period of the ESPP commenced as of October 1, 2020, and will expire on March 31, 2021. The purpose of the ESPP is to provide the Company's eligible employees with an opportunity to purchase shares of its common stock through accumulated payroll deductions at 95% of the fair market value on the exercise date, but no less than the lesser of 85% of the fair market value of a share of common stock on the date the offering period commences or 85% of the fair market value of the common stock on the exercise date. As of December 31, 2020, the Company has not issued any shares through the ESPP and recorded share-based compensation expense of $0.1 million as the ESPP was determined to be a compensatory plan.
EQUITY
Shareholders' Equity—Common and preferred shares issued include shares outstanding and shares held in the treasury stock.
Common Stock—As of June 30, 2020, the Company has reserved the following authorized, but unissued, shares of common stock:

Employee Stock Purchase Plan ("ESPP")	1,400,000
Stock awards outstanding under 2020 Plan	511,000
Stock awards available for grant under 2020 Plan	9,089,000
Options outstanding under 2003 Plan	3,706,417
Options available for grant under 2003 Plan	—
Total	14,706,417
Preferred Stock—The Company’s preferred stock as of June 30, 2019, was all classified as temporary equity. As per guidance under ASC 480-10-S99-3A(4), ASR 268 requires equity instruments with redemption features that are not solely within the control of the issuer to be classified outside of permanent equity, in temporary equity. Thus, as the terms of the preferred stock agreements dictated as such, Series A-D preferred stock as of June 30, 2019, was classified as temporary equity. Upon the closing of the Company's initial public offering (“IPO”), all outstanding shares of preferred stock converted on an 8:1 basis into common stock, and there was no preferred stock outstanding as of June 30, 2020. The conversion resulted in an impact to additional paid-in capital in the consolidated balance sheet of $0.2 million.
Series E Preferred Stock—On April 17, 2020 and May 6, 2020, the Company issued and sold an aggregate of 100,000 shares and 35,000 shares, respectively, of its Series E preferred stock to certain “accredited investors” (as defined in Regulation D promulgated under the Securities Act of 1933), at a purchase price of $1,000 per share, for aggregate proceeds of $135.0 million and net proceeds to the Company of $129.4 million after deducting commissions and expenses. In connection with the sale of these shares, the Company entered into Investor Rights Letters with the purchasers of the Series E preferred stock which granted them certain rights, including but not limited to certain preemptive rights and information rights. Upon the closing of the Company's IPO, the foregoing rights terminated, and all outstanding shares of Series E preferred stock automatically converted into 7.5 million shares of common stock at a fixed discount to the initial offering price. The conversion resulted in an impact to additional paid-in capital in the consolidated balance sheet of $0.1 million.
Initial Public Offering—On May 26, 2020, the Company completed its IPO whereby 18,000,000 shares of common stock were sold to the public at $20.00 per share (in addition to shares sold by selling stockholders). Net proceeds to the Company from the offering, after deducting underwriting discounts and commissions and offering expenses were $333.1 million.
Treasury Share Retirement—On March 30, 2020, the Company retired 4.0 million shares of its common stock and preferred stock held in treasury. The shares were returned to the status of authorized but unissued shares. As a result, the treasury stock balance as of June 30, 2020 was reduced to zero, and the common stock, preferred stock, and retained earnings balances in the consolidated balance sheet were reduced by $0.1 million, $0.2 million, and $77.0 million, respectively.
Stock Split—On February 28, 2020, the Board of Directors of the Company resolved via unanimous written consent to: i) approve an eight-for-one forward stock split pursuant to which each outstanding share of the Company’s common stock would become eight shares of the Company’s common stock (the “Forward Stock Split”), ii) approve an amendment to the Company’s Fifth Amended and Restated Certificate of Incorporation, increasing the number of authorized shares of the Company’s common stock from 23.0 million shares to 700.0 million shares (the “Amendment”), and iii) submit the Amendment to the Company’s stockholders for approval. On February 28, 2020, the holders of more than 50% of the outstanding shares of voting stock of the Company approved the Amendment and the Amendment was filed with the Secretary of State of the State of Delaware. The par value of each share of the Company’s common stock was not adjusted in connection with the aforementioned Forward Stock Split. As per the series A-D preferred stock agreements, shares of preferred stock are precluded from a stock split and thus, the number of shares of preferred stock before and after the split did not change. However, the conversion ratio was split effected. Therefore, the conversion ratio of series A-D preferred stock converting into common stock went from 1:1 to 8:1.
Distribution—On November 15, 2019, the Company declared a distribution of $188.7 million on all outstanding common stock and stock options (regardless of vesting status) ($1.96 per share) and $86.3 million on all outstanding preferred stock ($15.66 per share) which was paid on November 20, 2019 (the “Distribution”). Of the Distribution, $265.8 million was paid to existing shareholders and $9.2 million was paid to stock option holders. The Distribution to shareholders is characterized as ordinary dividends up to accumulated earnings at the time of Distribution, with the excess over earnings of $58.4 million treated as a return of capital and recorded as a reduction to additional paid-in capital in the consolidated balance sheet as of June 30, 2020. The Distribution to stock option holders is characterized as an equity restructuring where a one-time large cash payment is made in lieu of modifying the option award as the Company’s stock options plans do not allow for dividends to be distributed to holders of stock options and do not provide any dividend protections. Although no other terms of the option awards were modified, this Distribution resulted in a modification to the outstanding awards and incremental share-based compensation expense was recorded in the consolidated statement of comprehensive income during the year ended June 30, 2020, for the increase in fair value over the original awards of $9.2 million.
Share-Based Compensation Plans
The Company has awards outstanding from two share-based compensation plans - the 2003 Stock Incentive Plan (the "2003 Stock Plan") and the 2020 Omnibus Incentive Plan (the "2020 Stock Plan") (collectively, the “Stock Plans”). However, no further awards will be made under the 2003 Stock Plan. The Company's Board of Directors adopted, and shareholders approved, the 2020 Stock Plan in connection with the IPO, which provides for the grant of incentive stock options (“ISOs”), nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards ("RSUs") and other forms of equity compensation (collectively, “stock awards”). Additionally, the 2020 Stock Plan provides for the grant of performance-based cash awards ("PSUs"). ISOs may be granted only to employees. All other awards may be granted to employees, non-employee directors, and consultants of the Company and its subsidiaries and affiliates.
The number of shares of common stock available for issuance as of June 30, 2020, pursuant to future awards under the Company's 2020 Stock Plan is 9,089,000. The number of shares of the Company's common stock reserved under the 2020 Stock Plan is subject to an annual increase on the first day of each fiscal year beginning on July 1, 2021, equal to 3% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year. The maximum number of shares of common stock that may be issued upon the exercise of ISOs will be 4,000,000. The shares of common stock covered by any award (including any award granted pursuant to the 2003 Stock Plan) that is forfeited, terminated, expired, or lapsed without being exercised or settled for cash will again become available for issuance under the 2020 Stock Plan. With respect to any award, if the exercise price and/or tax withholding obligations are satisfied by delivering shares to the Company (by actual delivery or attestation), or if the exercise price and/or tax withholding obligations are satisfied by withholding shares otherwise issuable pursuant to the award, the share reserve shall nonetheless be reduced by the gross number of shares subject to the award.
The Company accounts for its share-based compensation awards in accordance with ASC 718 which requires all share-based compensation to be recognized in the income statement based on fair value and applies to all awards granted, modified, canceled, or repurchased after the effective date.
Total share-based compensation included in general and administrative expense in our consolidated statements of comprehensive income was as follows:

	Year Ended June 30,
(in thousands)	2020	2019	2018
Share-based compensation related to:
Equity classified stock options	$9,383	$86	$67
Equity classified restricted stock units	115	—	—
Total share-based compensation	$9,498	$86	$67
Stock Options—The stock options outstanding under the 2003 Stock Plan generally vest as to one-third after the vesting commencement date and as to 1/24 of the remaining shares subject to the stock option monthly thereafter, subject to the award recipient’s continued employment through the applicable vesting date. Upon a termination of employment for any reason other than for “Cause” (as defined in the 2003 Stock Plan), any unvested and outstanding stock options would generally be forfeited for no consideration, and any vested and outstanding stock options would remain exercisable for 90 days following the date of termination (and, in the case of a termination of employment due to death or disability, for 12 months following the date of termination). Stock options expire 10 years from the date of grant. The terms for ISOs and NSOs awarded in the 2020 Stock Plan are the same as in the 2003 Stock Plan noted with the exception that the options generally shall vest and become exercisable in four equal installments on each of the first four anniversaries of the grant date, subject to the award recipient’s continued employment through the applicable vesting date. Stock options are granted with an exercise price that is no less than 100% of the fair market value of the underlying shares on the date of the grant.
The fair value of each option (for purposes of calculation of share-based compensation) was estimated on the date of grant using the Black-Scholes-Merton option pricing formula that uses assumptions determined at the date of grant. Use of this option pricing model requires the input of subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them ("expected term"), the estimated volatility of the Company's common stock price over the expected term ("volatility"), the number of options that will ultimately not complete their vesting requirements ("forfeitures"), the risk-free interest rate that reflects the interest rate at grant date on zero-coupon United States governmental bonds that have a remaining life similar to the expected term ("risk-free interest rate"), and the dividend yield assumption which is based on the Company's dividend payment history and management's expectations of future dividend payments ("dividend yield"). Changes in the subjective assumptions can materially affect the estimate of the fair value of share-based compensation and, consequently, the related amount recognized in the consolidated statements of comprehensive income.
The Company used the following weighted-average assumptions for the stock options granted during the years ended June 30, 2020, 2019, and 2018:

	Year Ended June 30,
	2020	2019	2018
Volatility	25.1%	24.8%	24.8%
Risk-free interest rate	0.7%	2.7%	2.1%
Dividend yield	—%	1.9% to 2.3%	1.9% to 2.3%
Assumed forfeitures	—%	—%	—%
Expected lives (in years)	5.94	5.95	5.89
Weighted-average fair value (per share)	$3.79	$0.15	$0.05
The following table summarizes stock option activity under the Stock Plans for the year ended June 30, 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding—June 30, 2019	9,156,080	$1.01
Options granted	481,800	15.72
Options exercised	(5,535,327)	1.06
Options forfeited/expired/cancelled	(35,136)	1.37
Outstanding—June 30, 2020	4,067,417	$2.69	4.91	$92,106
Vested and exercisable—June 30, 2020	3,216,521	$0.84	3.85	$78,769
As of June 30, 2020, there was $1.8 million in unrecognized compensation cost related to unvested stock options granted, which is expected to be recognized over a weighted-average period of 3.15 years. The Company received cash of $5.5 million, $4.3 million, and $0.6 million in connection with stock options exercised during the years ended June 30, 2020, 2019, and 2018, respectively.
Restricted Stock—During the year ended June 30, 2020, the Company granted 150,000 shares of restricted stock to employees, all of which were issued in the form of RSUs. The following table summarizes restricted stock unit activity under the 2020 Stock Plan for the year ended June 30, 2020:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of June 30, 2019	—
Granted	150,000	20
Vested	—
Cancelled	—
Unvested as of June 30, 2020	150,000	20
As of June 30, 2020, there was $2.9 million of unrecognized compensation cost related to unvested restricted stock units granted, which is expected to be recognized over a weighted-average period of 2.88 years.